Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			AVERAGE SUMMARY COMP. TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS(2)	AVERAGE COMP. ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			COMPANY SELECTED MEASURE: ADJUSTED EARNINGS PER DILUTED SHARE(4)
YEAR	SUMMARY COMP. TABLE TOTAL FOR PEO(1)	COMP. ACTUALLY PAID TO PEO(1)			TOTAL SHAREHOLDER RETURN	PEER GROUP(3) TOTAL SHAREHOLDER RETURN	NET INCOME (in millions)(4)
2025	$14,885,022	$6,644,608	$3,380,551	$1,906,723	$78	$129	$1,571	$7.58
2024	$11,724,469	$3,687,813	$2,792,842	$1,144,265	$98	$138	$1,344	$7.87
2023	$12,472,955	$15,222,098	$4,903,304	$6,491,421	$120	$122	$1,223	$7.42
2022	$8,867,377	$238,659	$2,280,483	$(26,911)	$99	$102	$1,007	$5.84
2021	$13,199,616	$22,568,453	$3,035,088	$5,267,224	$133	$135	$1,420	$6.77
(1)    The principal executive officer was Mr. McGarry for years 2001-2022 and the principal executive officer for years 2023-2025 was Mr. Knavish.
(2)    The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2021-2022. For 2023, the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023. For 2024, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, Mr. Vadlamannati, and Mr. Hagerty. For 2025, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, and Mr. Braun.
(3)    The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2025.
(4)    From continuing operations. Recast to exclude the divested architectural coatings United States and Canada business for years 2022 and 2023. For the calculation of adjusted earnings per diluted share for the company performance component of the annual incentive award, an adjustment of $0.01 for currency translation was applied.

Company Selected Measure Name	adjusted earnings per diluted share
Named Executive Officers, Footnote
(1)    The principal executive officer was Mr. McGarry for years 2001-2022 and the principal executive officer for years 2023-2025 was Mr. Knavish.
(2)    The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2021-2022. For 2023, the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023. For 2024, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, Mr. Vadlamannati, and Mr. Hagerty. For 2025, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, and Mr. Braun.

Peer Group Issuers, Footnote
(3)    The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 14,885,022	$ 11,724,469	$ 12,472,955	$ 8,867,377	$ 13,199,616
PEO Actually Paid Compensation Amount	$ 6,644,608	3,687,813	15,222,098	238,659	22,568,453
Adjustment To PEO Compensation, Footnote
PEO SCT Total Compensation to CAP Reconciliation (2021-2025)

YEAR	SCT TOTAL FOR PEO	MINUS SCT CHANGE IN PENSION VALUE	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR	PEO CAP
2025	$14,885,022	$-317,929	$—	$(11,000,232)	$5,128,970	$(1,628,214)	$(423,009)	$6,644,608
2024	$11,724,469	$59,721	$—	$(8,750,401)	$5,380,791	$(3,833,975)	$(892,792)	$3,687,813
2023	$12,472,955	$-312,592	$—	$(7,499,749)	$9,111,166	$744,589	$705,729	$15,222,098
2022	$8,867,377	$4,368,862	$—	$(10,000,026)	$7,834,096	$(4,197,554)	$(6,634,096)	$238,659
2021	$13,199,616	$218,598	$—	$(9,400,002)	$10,917,328	$4,275,913	$3,357,000	$22,568,453
"EOY" = end of Year; "BOY" = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 3,380,551	2,792,842	4,903,304	2,280,483	3,035,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,906,723	1,144,265	6,491,421	(26,911)	5,267,224
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation (2021-2025)

YEAR	SCT TOTAL FOR NON-PEO NEOs	MINUS SCT CHANGE IN PENSION VALUE	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR	MINUS FAIR VALUE AT BOY OF AWARDS GRANTED IN PRIOR YEAR THAT WERE FORFEITED DURING THE YEAR	NON-PEO NEOs CAP
2025	$3,380,551	$(98,828)	$—	$(1,850,083)	$862,613	$(289,442)	$(98,088)	$—	$1,906,723
2024	$2,792,842	$19,362	$—	$(1,500,219)	$922,505	$(701,109)	$(389,116)	$—	$1,144,265
2023	$4,903,304	$(245,779)	$—	$(2,279,917)	$2,546,286	$753,488	$814,038	$—	$6,491,421
2022	$2,280,483	$846,793	$—	$(1,970,003)	$1,253,448	$(546,994)	$(815,908)	$(1,074,730)	$(26,911)
2021	$3,035,088	$105,473	$—	$(1,724,948)	$2,003,403	$1,388,365	$459,843	$—	$5,267,224
"EOY" = end of Year; "BOY" = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT PERFORMANCE MEASURES

Adjusted earnings per diluted share
Cash flow return on capital
Total shareholder return

Total Shareholder Return Amount	$ 78	98	120	99	133
Peer Group Total Shareholder Return Amount	129	138	122	102	135
Net Income (Loss)	$ 1,571,000,000	$ 1,344,000,000	$ 1,223,000,000	$ 1,007,000,000	$ 1,420,000,000
Company Selected Measure Amount | $ / shares	7.58	7.87	7.42	5.84	6.77
PEO Name	Mr. Knavish
Foreign Currency Translation Adjustment | $ / shares			$ 0.01	$ 0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per diluted share
Measure:: 2
Pay vs Performance Disclosure
Name	Cash flow return on capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (317,929)	$ 59,721	$ (312,592)	$ 4,368,862	$ 218,598
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,232)	(8,750,401)	(7,499,749)	(10,000,026)	(9,400,002)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,128,970	5,380,791	9,111,166	7,834,096	10,917,328
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,628,214)	(3,833,975)	744,589	(4,197,554)	4,275,913
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(423,009)	(892,792)	705,729	(6,634,096)	3,357,000
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,828)	19,362	(245,779)	846,793	105,473
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,850,083)	(1,500,219)	(2,279,917)	(1,970,003)	(1,724,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	862,613	922,505	2,546,286	1,253,448	2,003,403
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,442)	(701,109)	753,488	(546,994)	1,388,365
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,088)	(389,116)	814,038	(815,908)	459,843
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (1,074,730)	$ 0